Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized		7,400,000
Tax Benefit from Compensation Expense		$ 3.5	$ 1.8	$ 3.1
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Minimum payout range		0.00%
Maximum payout range		200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total Compensation Cost Not yet Recognized		$ 11.2
Performance Units Related to Earnings Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		86,857	94,735	88,156
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 34.83	$ 26.64	$ 33.99
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		241,518	221,350
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		86,857	94,735	88,156
Equity Instruments Other than Options, Converted in Period		(61,742)
Equity Instruments Other than Options, Forfeited in Period		(4,947)
Awards Other than Options, Fully Vested		67,148
Equity Instruments Other than Options, Converted, Aggregrate Intrinsic Value	[1]	$ 0.0
Equity Instruments Other than Options, Vested in Period, Aggregate Intrinsic Value		1.2
Equity Instruments Other than Options, Outstanding, Aggregrate Intrinsic Value		7.2
Equity Instruments Other than Options, Fully Vested, Aggregrate Intrinsic Value		$ 5.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		159,608
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		86,857	94,735	88,156
Equity Instruments Other than Options, Vested in Period		(67,148)
Equity Instruments Other than Options, Forfeited in Period		(4,947)
Equity Instruments Other than Options, Nonvested, Number, Ending Balance		174,370	159,608
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 30.58	$ 29.71
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		34.83	$ 26.64	$ 33.99
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		33.99
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 31.12
Awards Other than Options, Vested and Expected to Vest, Outstanding	[2]	164,148
Fair Value of Vested Performance Units and Restricted Stock		$ 1.2	$ 0.0	$ 0.0
Total Compensation Cost Not yet Recognized		$ 2.6
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 8 months 1 day
Total Shareholder Return [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		260,570	284,211	264,454
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 41.77	$ 20.97	$ 31.02
Expected Dividend Rate		3.80%	3.50%	2.60%
Expected Volatility Rate		19.90%	19.80%	16.90%
Risk Free Interest Rate		1.44%	0.88%	0.91%
Expected Term		2 years 9 months 18 days	2 years 10 months 2 days	2 years 10 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		724,551	664,045
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		260,570	284,211	264,454
Equity Instruments Other than Options, Converted in Period		(185,214)
Equity Instruments Other than Options, Forfeited in Period		(14,850)
Awards Other than Options, Fully Vested		201,431
Equity Instruments Other than Options, Converted, Aggregrate Intrinsic Value	[1]	$ 0.0
Equity Instruments Other than Options, Vested in Period, Aggregate Intrinsic Value		0.0
Equity Instruments Other than Options, Outstanding, Aggregrate Intrinsic Value		2.4
Equity Instruments Other than Options, Fully Vested, Aggregrate Intrinsic Value		$ 2.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		478,831
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		260,570	284,211	264,454
Equity Instruments Other than Options, Vested in Period		(201,431)
Equity Instruments Other than Options, Forfeited in Period		(14,850)
Equity Instruments Other than Options, Nonvested, Number, Ending Balance		523,120	478,831
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 30.96	$ 25.16
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		41.77	$ 20.97	$ 31.02
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		31.18
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 31.01
Awards Other than Options, Vested and Expected to Vest, Outstanding	[2]	492,446
Fair Value of Vested Performance Units and Restricted Stock		$ 6.3	$ 6.4	$ 8.5
Total Compensation Cost Not yet Recognized		$ 8.5
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 9 months
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		$ 9.0	4.5	8.3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Total Compensation Cost Not yet Recognized		11.1
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		$ 0.1	$ 0.1	$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		3,145	1,881	958
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 34.96	$ 29.27	$ 26.11
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		4,242	4,912
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		3,145	1,881	958
Equity Instruments Other than Options, Forfeited in Period		0
Equity Instruments Other than Options, Vested in Period, Aggregate Intrinsic Value		$ 0.1
Equity Instruments Other than Options, Outstanding, Aggregrate Intrinsic Value		$ 0.1
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Equity Instruments Other than Options, Nonvested, Number, Beginning Balance		4,912
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		3,145	1,881	958
Equity Instruments Other than Options, Vested in Period		(3,815)
Equity Instruments Other than Options, Forfeited in Period		0
Equity Instruments Other than Options, Nonvested, Number, Ending Balance		4,242	4,912
Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 33.58	$ 31.29
Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		34.96	$ 29.27	$ 26.11
Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value		31.71
Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 0.00
Awards Other than Options, Vested and Expected to Vest, Outstanding		4,242
Fair Value of Vested Performance Units and Restricted Stock		$ 0.1	$ 0.1	$ 0.2
Total Compensation Cost Not yet Recognized		$ 0.1
Total Compensation Cost Not yet Recognized, Period for Recognition		1 year 4 months 2 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		$ 9.1	4.6	8.4
Amount paid by unconsolidated affiliates		0.0	0.0	0.5
Compensation Expense, Net of Unconsolidated Affiliates		9.1	4.6	7.9
Performance Units Related to Earnings Per Share [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		1.4	0.0	0.7
Total Shareholder Return [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense		$ 7.6	$ 4.5	$ 7.6
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		2,298	2,100	82,046
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Paid for Tax Withholding		146

[1]	These amounts represent performance units that vested at December 31, 2016 which were settled in February 2017.
[2]	The intrinsic value of the performance units based on total shareholder return and earnings per share is $2.3 million